Summary of Significant Accounting Policies - Trade receivable and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies
Allowance for credit losses	¥ 1,922	$ 275	¥ 1,264	¥ (1,079)
Trade receivables
Summary of Significant Accounting Policies
Allowance for credit losses	¥ 0		¥ 0	¥ 0